ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

ClubCorp Holdings, Inc. (“Holdings”) and its wholly owned subsidiaries CCA Club Operations Holdings, LLC (“Operations' Parent”) and ClubCorp Club Operations, Inc. (“Operations”, together with Holdings and Operations' Parent, “ClubCorp”) were formed on November 10, 2010, as part of a reorganization (“ClubCorp Formation”) of ClubCorp, Inc. (“CCI”), which was effective as of November 30, 2010, for the purpose of operating and managing golf and country clubs, business, sports and alumni clubs. ClubCorp has two reportable segments (1) golf and country clubs and (2) business, sports and alumni clubs. As of December 31, 2013, the majority of Holdings' common stock is owned by Fillmore CCA Investment, LLC (“Fillmore”), which is wholly owned by an affiliate of KSL Capital Partners, LLC (“KSL”), a private equity fund that invests primarily in the hospitality and leisure business. ClubCorp, together with its subsidiaries, may be referred to as “we”, “us”, “our”, or the “Company”.
On September 25, 2013, Holdings completed an initial public offering (our “IPO”) in which we sold 13,200,000 shares of common stock. The offering generated net proceeds to Holdings of approximately $168.9 million after deducting underwriting discounts and commissions and equity-offering costs. Holdings subsequently contributed the net proceeds to Operations.

We own or lease and consolidate 96 golf and country clubs in the United States and Mexico and 44 business, sports and alumni clubs throughout the United States. We consolidate five golf and country club joint ventures, located in the United States, for which we are deemed to be the primary beneficiary. We have joint venture ownership in one golf and country club and one business, sports, and alumni club, both in the United States, which we do not consolidate. We manage three golf and country clubs in the United States, and manage four business, sports and alumni clubs in the United States and China.